INCOME TAXES (DETAILS 2) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Jan. 03, 2014		Sep. 27, 2013		Jun. 28, 2013		Mar. 29, 2013		Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Jan. 03, 2014	Dec. 28, 2012	Dec. 30, 2011
Current components of income tax expense:
Federal													$ 76.1	$ 152.3	$ 78.3
State and local													9.8	35.9	17.6
Foreign													8.8	18.3	19.2
Subtotal													94.7	206.5	115.1
Deferred components of income tax expense:
Federal													70.8	(10.5)	26.2
State and local													9.7	1.0	5.6
Foreign													(7.5)	(7.1)	(3.5)
Subtotal													73.0	(16.6)	28.3
Total income tax expense (benefit)	44.3	[1]	42.3	[1]	38.9	[1]	42.2	[1]	34.7	66.1	40.5	48.6	167.7	189.9	143.4
Geographic areas income before income taxes [Abstract]
Income before income taxes: United States													445.2	534.9	158.3
Income before income taxes: International													51.8	80.8	70.7
Total income (loss) before income taxes and noncontrolling interests													497.0	615.7	229.0
Deferred tax assets:
Accrued employee benefits	230.7								237.6				230.7	237.6	200.0
Net operating losses	129.9								132.2				129.9	132.2	108.4
Accrued liabilities	59.7								71.9				59.7	71.9	60.6
Insurance reserves	15.9								38.2				15.9	38.2	40.3
Tax credits	13.0								15.1				13.0	15.1	10.5
Other	20.6								23.1				20.6	23.1	19.6
Total deferred tax assets	469.8								518.1				469.8	518.1	439.4
Valuation allowance on deferred tax assets	(145.0)								(137.6)				(145.0)	(137.6)	(124.0)
Net deferred tax assets	324.8								380.5				324.8	380.5	315.4
Deferred tax liabilities:
Depreciation and amortization	(456.4)								(466.1)				(456.4)	(466.1)	(360.8)
Contract revenue and costs	(126.9)								(79.9)				(126.9)	(79.9)	(74.2)
Subsidiary basis difference	(150.1)								(146.8)				(150.1)	(146.8)	(145.5)
Total deferred tax liabilities	(733.4)								(692.8)				(733.4)	(692.8)	(580.5)
Deferred tax liabilities, net of deferred tax assets	(408.6)								(312.3)				(408.6)	(312.3)	(265.1)
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefits beginning balance							15.4					16.7	15.4	16.7	21.5
Gross increase - tax positions in prior years													1.7	1.2	2.7
Gross decrease - tax positions in prior years													(0.2)	(1.2)	(3.6)
Gross increase - current period tax positions														1.2
Settlements													(1.4)	(0.2)	(0.2)
Lapse of statute of limitations													(1.5)	(2.4)	(3.7)
Unrecognized tax benefits acquired in current year														0.1
Unrecognized tax benefits ending balance	14.0								15.4				14.0	15.4	16.7
Unrecognized tax benefits (Textuals) [Abstract]
Unrecognized tax benefits that would impact effective tax rate	9.8												9.8
Unrecognized tax benefits in interest expense and penalties													0.5	(1.4)	(1.4)
Accrued unrecognized tax benefits in interest expense and penalties	5.8								5.3				5.8	5.3	6.7
Reasonably possible change in unrecognized tax benefit	$ 2.7												$ 2.7

[1]	During the fourth quarter of 2013, we recorded income tax expense of $10.0 million related to prior quarters. This included U.S. tax on the sale of Canadian properties of $6.4 million and dividends from a Canadian joint venture of $3.6 million. This amount recorded in the fourth quarter was not material to prior quarters and, accordingly, the prior quarters have not been revised. On an after-tax basis, these items resulted in decreases to net income and diluted EPS of $10.0 million and $0.15, respectively.